Intangible assets and goodwill - Useful Life and Net Value of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 155,874	$ 166,336	$ 179,658
Goodwill	958	967	34,596
Total intangible assets and goodwill	156,832	167,303	214,254
IT programs | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	3,190	3,249
Total intangible assets and goodwill	3,190	3,249	3,447
Mining rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	134,924	140,873
Total intangible assets and goodwill	134,924	140,873	149,532
Water rights and rights of way | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	4,909	4,909
Total intangible assets and goodwill	4,909	4,909	4,909
Water rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	7,580	11,369
Total intangible assets and goodwill	7,580	11,369	15,158
Intellectual property | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	5,201	5,850
Total intangible assets and goodwill	5,201	5,850	6,481
Other intangible assets | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	70	86
Total intangible assets and goodwill	70	86	$ 131
Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	$ 958	$ 967